Income Taxes (Tables)	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)

The income tax expense (benefit) consists of the following:

	Years Ended

	April 30, 2012	April 30, 2011	April 30, 2010
Foreign
Current	$-	$-	$-
Deferred	3,714,646	(388,258)	567,902

U.S. Federal
Current	-	-	-
Deferred	(4,804,126)	(5,921,439)	(5,255,419)

U.S. State & Local
Current	-	-	-
Deferred	(1,110,683)	-	-

Change in valuation allowance	2,200,163	6,309,697	4,687,517
Income tax provision (benefit)	$-	$-	$-

Schedule of Income Before Income Tax, Domestic and Foreign

Income tax benefits differ from the amount that would be computed by applying the Canadian federal and provincial statutory income tax rates to the loss for the year as follows:

	Years Ended

	April 30, 2012	April 30, 2011	April 30, 2010
Loss for the year
Canada	$(921,009)	$(13,027,198)	$(4,355,736)
U.S.	(9,182,308)	(16,682,188)	(3,594,623)
	(10,103,317)	(29,709,386)	(7,950,359)
Statutory tax rate	26.00%	27.50%	28.00%
Expected income tax benefit	(2,626,862	(8,170,081)	(2,226,101)
Increase (decrease) resulting from:
Non-deductible stock-based compensation	5,816	243,419	127,915
Change in fair market value derivative	(5,175,053)	-	-
Accretion of debt discount for derivatives and warrants	560,419	-	-
Other non-deductible expenses	(109,970)	2,602,228	16,906
Effect of changes in tax rates	(3,145,174)	(1,182,836)	(76,387)
U.S. rate differential	(1,113,355)	-	-
Effect of U.S. operations	9,752	197,573	(2,529,850)
Deferred tax true-up	9,394,264	-	-
Change in valuation allowance	2,200,163	6,309,697	4,687,517
	$-	$-	$-

Components Of Deferred Income Tax Asset (Liability)

The components of the April 30 net deferred income tax asset (liability), after applying corporate income tax rates, are as follows:

	2012	2011	2010
Net deferred income tax asset:
Oil and gas and administrative assets - Canada	$(346,795)	$(337,824)	$(356,868)
Oil and gas and administrative assets - U.S.	15,264,612	20,524,918	16,230,207
Operating losses - Canada	-	3,654,294	3,250,256
Operating losses - U.S.	26,682,497	15,507,383	13,880,655
Share issue costs	161,815	198,663	211,746
Unrealized loss on marketable securities	535,947	515,333	515,333
Unrealized foreign exchange (gain) loss	(913,786)	(878,640)	(856,899)
	41,384,290	39,184,127	32,874,430
Less: valuation allowance	(41,384,290)	(39,184,127	(32,874,430)
	$-	$-	$-